                          PRAIRIE INSTITUTIONAL FUNDS

                          U.S. Government Securities
                             Cash Management Fund

                                Treasury Prime
                             Cash Management Fund

                             Cash Management Fund


                                 ANNUAL REPORT

                               December 31, 1995


PLEASE READ CAREFULLY: THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK, ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC"), THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                          PRAIRIE INSTITUTIONAL FUNDS
                                 (312) 732-6400

                               TABLE OF CONTENTS

           Letter to Shareholders........................   1
           Portfolio of Investments......................   2
           Statements of Assets and Liabilities..........   7
           Statements of Operations......................   8
           Statements of Changes in Net Assets...........   9
           Notes to Financial Statements.................  12
           Financial Highlights..........................  17
           Report of Ernst & Young LLP, Independent
            Auditors.....................................  23


                               INVESTMENT ADVISER
              First Chicago Investment Management Company (FCIMCO)
                 Three First National Plaza, Chicago, IL 60670

                               ----------------

                                  DISTRIBUTOR
                         Concord Financial Group, Inc.
                               3435 Stelzer Road
                               Columbus, OH 43219

Dear Shareholder,

The seven-day annualized SEC yields as of December 31, 1995 for the following Prairie Institutional Funds were:

                                                          INSTITUTIONAL SERVICE
                                                             SHARES     SHARES
                                                          ------------- -------
      Cash Management Fund...............................     5.43%      5.18%
      U.S. Government Securities Cash Management Fund....     5.31%      5.06%
      Treasury Prime Cash Management Fund................     4.87%      4.62%

YEAR IN REVIEW

The U.S. investment market's performance in 1995 was nothing short of extraordinary. We have seen some of the best market returns in years for both equity and fixed income instruments. But on the short-term yield front, 1995 was a mixed year. Through the first six months of 1995, yields continued to rise and most expected the average taxable yield to close in on 6.0%. However, the slowdown in economic growth, coupled with low inflation prompted the Federal Reserve to change its course and lower the Fed Funds rate, first in July and again in December. As of December 31, 1995, the Fed Funds rate stood at 5.50%.

INTEREST RATE OUTLOOK

The Federal Reserve is expected to continue to ease interest rates at a gradual pace in 1996. This should occur primarily in the first part of the year. The slant of monetary policy reflects a growing consensus at the Fed that economic growth can be stronger (and the unemployment rate lower) without igniting inflation. Our forecast is for the Fed Funds rate to fall to 4 3/4% by the end of 1996. Relatively moderate economic growth and benign inflation, along with the Fed easing credit, are also expected to keep long-term bond rates low.

TRIPLE "A" RATING

As of December 31, 1995, the Prairie Cash Management Fund, Prairie U.S. Government Securities Cash Management Fund and Prairie Treasury Prime Cash Management Fund were each assigned a "AAA" rating by Standard & Poor's Ratings Group and a "Aaa" rating by Moody's Investors Service, Inc. These ratings reflect the Funds' capacity to maintain principal value and limit exposure to loss.

We thank you for the confidence that you have expressed in us by investing in the Prairie Institutional Funds. We will continue to earn your trust by pursuing an investment strategy which seeks to provide competitive yields consistent with protecting the value of your principal.

Sincerely,

LOGO
Deborah L. Edwards
Managing Director
First Chicago Investment Management Company
--------
An investment in the Funds is neither insured nor guaranteed by the U.S. Government. Yields will fluctuate, and there can be no assurance that the Funds will be able to maintain a stable NAV of $1.00 per share.

Portions of the advisory fee, the administration fee and other expenses payable by the Funds are being reimbursed. If fees had not been reimbursed, the yields shown above would have been 5.35% and 5.09%, respectively, for the Prairie Cash Management Fund, 5.22% and 4.93% for the Prairie U.S. Government Securities Cash Management Fund and 4.81% and 4.56% for the Prairie Treasury Prime Cash Management Fund. The fee reimbursement is voluntary and may be terminated or modified at any time which would reduce fund performance.

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK, ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC"), THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

PRAIRIE INSTITUTIONAL FUNDS
U.S. GOVERNMENT SECURITIES CASH MANAGEMENT FUND
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
-------------------------------------------------------------------------------

                                                         PRINCIPAL  AMORTIZED
                                                MATURITY  AMOUNT       COST
              DESCRIPTION                RATE     DATE     (000)   (NOTE 2(A))
              -----------                ----   -------- --------- ------------
U.S. GOVERNMENT AGENCY NOTES--79.6%
 Federal Farm Credit Bank Discount
  Note.................................  5.59%* 1/19/96   $15,000  $ 14,958,075
 Federal Farm Credit Bank Discount
  Note.................................  5.48%* 1/22/96    30,000    29,904,100
 Federal Farm Credit Bank Discount
  Note.................................  5.63%* 1/25/96    20,000    19,924,933
 Federal Farm Credit Bank Discount
  Note.................................  5.50%* 2/15/96    27,000    26,814,375
 Federal Farm Credit Bank Discount
  Note.................................  5.47%* 3/11/96    25,000    24,734,097
 Federal Home Loan Bank Discount Note..  5.62%*  1/5/96    20,000    19,987,511
 Federal Home Loan Bank Discount Note..  5.61%* 1/12/96    30,000    29,948,575
 Federal Home Loan Bank Discount Note..  5.60%* 1/19/96    15,000    14,958,000
 Federal Home Loan Bank Discount Note..  5.50%* 2/21/96    30,000    29,766,250
 Federal Home Loan Bank Discount Note..  5.32%*  3/1/96    20,000    19,822,667
 Federal Home Loan Mortgage Corp.
  Discount Note........................  5.60%*  1/3/96    35,000    34,989,111
 Federal Home Loan Mortgage Corp.
  Discount Note........................  5.61%*  1/4/96     9,000     8,995,793
 Federal Home Loan Mortgage Corp.
  Discount Note........................  5.56%*  2/2/96    24,000    23,881,387
 Federal Home Loan Mortgage Corp.
  Discount Note........................  5.40%* 2/22/96    25,000    24,805,000
 Federal National Mortgage Association
  Discount Note........................  5.52%* 1/29/96    26,000    25,888,373
 Federal National Mortgage Association
  Discount Note........................  5.55%* 1/10/96    30,000    29,958,375
 Federal National Mortgage Association
  Discount Note........................  5.53%* 1/24/96    25,000    24,911,674
 Federal National Mortgage Association
  Discount Note........................  5.50%*  2/9/96    30,000    29,821,250
                                                                   ------------
TOTAL U.S. GOVERNMENT AGENCY NOTES
 (AMORTIZED COST $434,069,546).........                             434,069,546
                                                                   ------------
REPURCHASE AGREEMENTS--21.5%
 Repurchase agreement with the Sanwa
  Bank, dated 12/29/95, with a maturity
  value of $100,060,556 (See Footnote
  A)...................................  5.45%   1/2/96   100,000   100,000,000
 Repurchase agreement with the National
  Westminster Bank, dated 12/29/95,
  with a maturity value of $17,210,798
  (See Footnote B).....................  5.65%   1/2/96    17,200    17,200,000
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
 (AMORTIZED COST $117,200,000).........                             117,200,000
                                                                   ------------
TOTAL INVESTMENTS
 (AMORTIZED COST $551,269,546)(A)--
 101.1%................................                             551,269,546
Liabilities in excess of other assets--
 (1.1)%................................                              (5,875,100)
                                                                   ------------
NET ASSETS--100.0%.....................                            $545,394,446
                                                                   ============

--------
Percentages indicated are based on net assets of $545,394,446.
(a)Cost for federal income tax and financial reporting purposes are the same. *Yield at purchase.
Footnote A: Collateralized by $100,000,000 U.S. Treasury Bills, due 8/22/96 and $4,428,000 U.S. Treasury Bills, due 8/22/96; with an aggregate value of $101,011,116.
Footnote B: Collateralized by $17,000,000 U.S. Treasury Note, 6.63%, due
          3/31/97; with a value of $17,488,962.


                      See Notes to Financial Statements.

PRAIRIE INSTITUTIONAL FUNDS
TREASURY PRIME CASH MANAGEMENT FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                       PRINCIPAL  AMORTIZED
                                              MATURITY  AMOUNT       COST
             DESCRIPTION               RATE*    DATE     (000)   (NOTE 2(A))
             -----------               -----  -------- --------- ------------
U.S. GOVERNMENT OBLIGATIONS--100.7%
U.S. TREASURY BILLS--100.7%
 U.S. Treasury Bill................... 5.24%   1/4/96   $14,235  $ 14,228,795
 U.S. Treasury Bill................... 5.35%  1/11/96    22,290    22,260,306
 U.S. Treasury Bill................... 5.32%  1/18/96    26,680    26,619,493
 U.S. Treasury Bill................... 5.35%  1/25/96    11,466    11,425,504
 U.S. Treasury Bill................... 5.27%   2/1/96     2,400     2,389,119
 U.S. Treasury Bill................... 5.36%   2/8/96    15,940    15,856,931
 U.S. Treasury Bill................... 5.33%  2/15/96    13,890    13,798,838
 U.S. Treasury Bill................... 5.32%  2/22/96    11,000    10,919,284
 U.S. Treasury Bill................... 5.37%  2/29/96     5,000     4,955,996
 U.S. Treasury Bill................... 5.32%   3/7/96    15,000    14,853,700
 U.S. Treasury Bill................... 5.20%  3/14/96     1,380     1,365,463
 U.S. Treasury Bill................... 4.90%  3/21/96     6,000     5,934,667
 U.S. Treasury Bill................... 4.94%   4/4/96       920       908,133
                                                                 ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
 (AMORTIZED COST $145,516,229)........                            145,516,229
                                                                 ------------
TOTAL INVESTMENTS
 (AMORTIZED COST $145,516,229)(A)--
 100.7%...............................                            145,516,229
Liabilities in excess of other
 assets--(0.7)%.......................                               (948,650)
                                                                 ------------
NET ASSETS--100.0%....................                           $144,567,579
                                                                 ============

--------
Percentages indicated are based on net assets of $144,567,579.
(a)Cost for federal income tax and financial reporting purposes are the same. *Yield at purchase.


                       See Notes to Financial Statements.

PRAIRIE INSTITUTIONAL FUNDS
CASH MANAGEMENT FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                  RATINGS
                                 MOODY'S/                  PRINCIPAL  AMORTIZED
                                    S&P           MATURITY  AMOUNT       COST
         DESCRIPTION            (UNAUDITED) RATE    DATE     (000)   (NOTE 2(A))
         -----------            ----------- ----  -------- --------- -----------
SHORT-TERM INVESTMENTS--100.2%
COMMERCIAL PAPER--46.6%
BANKING--3.5%
 Bayerische Vereinsbank......    A-1+/P-1   5.73%  1/8/96   $18,000  $ 17,979,945
                                                                     ------------
BROKERAGE--7.0%
 Morgan Stanley Group,
  Inc. ......................    A-1+/P-1   6.00%  1/3/96    18,000    17,994,000
 Goldman Sachs & Co..........    A-1+/P-1   5.55%  4/2/96    18,000    17,744,700
                                                                     ------------
                                                                       35,738,700
                                                                     ------------
CONSUMER GOODS AND SERVICES--
 3.9%
 Hershey Foods...............    A-1+/P-1   5.65% 1/12/96    20,000    19,965,472
                                                                     ------------
FINANCE--21.3%
 Barclays Funding............    A-1+/P-1   5.67% 1/19/96    20,000    19,943,300
 Ciesco L.P..................    A-1+/P-1   5.70% 1/19/96    20,000    19,943,000
 Corporate Asset Funding Co.,
  Inc........................    A-1+/P-1   5.65%  2/9/96    18,000    17,889,825
 Dresdener U.S. Finance,
  Inc........................    A-1+/P-1   5.69%  1/3/96    15,000    14,995,258
 Nestle Capital..............    A-1+/P-1   5.73% 1/12/96    18,000    17,968,485
 USAA Capital................    A-1+/P-1   5.64%  2/7/96    18,000    17,895,660
                                                                     ------------
                                                                      108,635,528
                                                                     ------------
OIL--3.9%
 Exxon Imperial..............    A-1+/P-1   5.62% 1/16/96    20,000    19,953,167
                                                                     ------------
TOBACCO--3.5%
 Philip Morris Capital
  Corp.......................     A-1/P-1   5.72% 1/19/96    18,000    17,948,520
                                                                     ------------
TELECOMMUNICATIONS--3.5%
 AT&T Corp...................    A-1+/P-1   5.40% 3/19/96    18,000    17,783,940
                                                                     ------------
TOTAL COMMERCIAL PAPER
 (AMORTIZED COST
 $238,005,272)...............                                         238,005,272
                                                                     ------------

                       See Notes to Financial Statements.

PRAIRIE INSTITUTIONAL FUNDS
CASH MANAGEMENT FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS--(CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                 RATINGS
                                MOODY'S/                  PRINCIPAL  AMORTIZED
                                   S&P           MATURITY  AMOUNT       COST
         DESCRIPTION           (UNAUDITED) RATE    DATE     (000)   (NOTE 2(A))
         -----------           ----------- ----  -------- --------- -----------
BANKERS ACCEPTANCES--5.1%
 Dai-Ichi Kangyo.............    A-1/P-1   5.81% 2/23/96   $10,000  $  9,914,464
 Fuji Bank...................    A-1/P-1   5.77%  1/3/96     8,000     7,997,436
 Fuji Bank...................    A-1/P-1   5.77% 1/12/96     3,000     2,994,711
 Industrial Bank of Japan....    A-1/P-1   5.81% 2/28/96     5,000     4,953,197
                                                                    ------------
TOTAL BANKERS ACCEPTANCES
 (AMORTIZED COST
 $25,859,808)................                                         25,859,808
                                                                    ------------
CERTIFICATES OF DEPOSIT--
 35.0%
U.S. BRANCHES OF FOREIGN
 BANKS--35.0%
 ABN-AMRO....................   A-1+/P-1   5.78%  2/1/96    18,000    18,000,752
 Bank of Montreal............   A-1+/P-1   5.78% 1/17/96    20,000    20,000,240
 Banque Nationale de Paris...    A-1/P-1   5.75%  2/5/96    18,000    18,000,646
 Bayerische Hypotheken-Und
  Wechsel Bank...............    A-1/P-1   5.68% 3/22/96    19,000    19,000,078
 Canadian Imperial Bank of
  Commerce...................   A-1+/P-1   5.60% 3/12/96    18,000    18,000,000
 Commerzbank AG, New York ...   A-1+/P-1   5.77% 1/17/96    15,000    15,000,132
 Mitsubishi Bank.............   A-1+/P-1   5.86%  3/6/96    18,000    18,002,183
 National Westminster........   A-1+/P-1   5.78% 1/16/96    15,000    15,000,112
 Rabobank....................   A-1+/P-1   5.75% 1/22/96    20,000    20,000,116
 Societe Generale, New York..   A-1+/P-1   5.77%  2/5/96    18,000    18,000,330
                                                                    ------------
TOTAL CERTIFICATES OF DEPOSIT
 (AMORTIZED COST
 $179,004,589)...............                                        179,004,589
                                                                    ------------
TOTAL INVESTMENTS IN
 SECURITIES
 (AMORTIZED COST
 $442,869,669)...............                                        442,869,669
                                                                    ------------

                       See Notes to Financial Statements.

PRAIRIE INSTITUTIONAL FUNDS
CASH MANAGEMENT FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS--(CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                        PRINCIPAL  AMORTIZED
                                               MATURITY  AMOUNT       COST
              DESCRIPTION                RATE    DATE     (000)   (NOTE 2(A))
              -----------                ----  -------- --------- -----------
REPURCHASE AGREEMENTS--13.5%
 Repurchase agreement with National
  Westminster, dated 12/29/95, with a
  maturity value of $8,805,524 (See
  Footnote A)........................... 5.65%  1/2/96   $ 8,800  $  8,800,000
 Repurchase agreement with Sanwa Bank,
  dated 12/29/95, with a maturity value
  of $60,036,333 (See Footnote B)....... 5.45%  1/2/96    60,000    60,000,000
                                                                  ------------
TOTAL REPURCHASE AGREEMENTS
 (AMORTIZED COST $68,800,000)...........                            68,800,000
                                                                  ------------
TOTAL INVESTMENTS
 (AMORTIZED COST $511,669,669)(A)--
 100.2% ................................                           511,669,669
Liabilities in excess of other assets--
 (0.2%).................................                              (792,813)
                                                                  ------------
NET ASSETS--100.0%......................                          $510,876,856
                                                                  ============

--------
Percentages indicated are based on net assets of $510,876,856.
(a) Cost for federal income tax and financial reporting purposes are the same. Footnote A: Collateralized by $8,700,000 U.S. Treasury Note, 6.63%, due
            3/31/97; with a value of $9,022,031.
Footnote B: Collateralized by $45,000,000 U.S. Treasury Bills, due 8/22/96 and
            $16,528,000 U.S. Treasury Note, 6.50%; due 8/15/97; with an aggregate value of $61,839,987.

                       See Notes to Financial Statements.

PRAIRIE INSTITUTIONAL FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                  U.S. GOVERNMENT TREASURY PRIME      CASH
                                  SECURITIES CASH CASH MANAGEMENT  MANAGEMENT
                                  MANAGEMENT FUND      FUND           FUND
                                  --------------- --------------- ------------
ASSETS:
 Investments in securities, at
  amortized cost (amortized cost
  $434,069,546, $145,516,229 and
  $442,869,669 respectively).....  $434,069,546    $145,516,229   $442,869,669
 Repurchase agreements (amortized
  cost $117,200,000, $0 and
  $68,800,000, respectively).....   117,200,000              --     68,800,000
 Cash............................            --              --        109,258
 Interest receivable.............        25,567              --      1,185,264
 Deferred organization expenses..       129,663          87,971        140,036
 Prepaid expenses and other
  assets.........................        28,398          10,875         23,044
                                   ------------    ------------   ------------
    Total Assets.................   551,453,174     145,615,075    513,127,271
                                   ------------    ------------   ------------
LIABILITIES:
 Advisory fees payable...........       186,860          15,774         91,725
 Administration fees payable.....        78,347           5,228         69,812
 Service Plan fees payable
  (Service Shares)...............        37,975          37,202         53,567
 Bank overdraft..................     3,618,499         537,469             --
 Dividends payable...............     2,046,983         417,391      1,968,881
 Accrued expenses................        90,064          34,432         66,430
                                   ------------    ------------   ------------
    Total Liabilities............     6,058,728       1,047,496      2,250,415
                                   ------------    ------------   ------------
NET ASSETS.......................  $545,394,446    $144,567,579   $510,876,856
                                   ============    ============   ============
Net Asset Value, Offering Price
 and Redemption Price per Share:
 Institutional Shares:
  Net Assets.....................  $489,394,679    $ 14,008,335   $389,126,965
  Shares of beneficial interest
   issued and outstanding, $0.001
   par value, unlimited number of
   shares authorized.............   489,865,389      14,008,529    389,280,704
                                   ------------    ------------   ------------
  Net Asset Value per Share......  $       1.00    $       1.00   $       1.00
                                   ============    ============   ============
 Service Shares:
  Net Assets.....................  $ 55,999,767    $130,559,244   $121,749,891
  Shares of beneficial interest
   issued and outstanding, $0.001
   par value, unlimited number of
   shares authorized.............    56,053,643     130,561,050    121,798,020
                                   ------------    ------------   ------------
  Net Asset Value per Share......  $       1.00    $       1.00   $       1.00
                                   ============    ============   ============
COMPOSITION OF NET ASSETS:
  Shares of beneficial interest,
   at par........................  $    545,919    $    144,570   $    511,079
  Additional paid-in capital.....   545,373,112     144,425,009    510,567,644
  Accumulated net realized losses
   from investment transactions..      (524,585)         (2,000)      (201,867)
                                   ------------    ------------   ------------
NET ASSETS, DECEMBER 31, 1995....  $545,394,446    $144,567,579   $510,876,856
                                   ============    ============   ============

                       See Notes to Financial Statements.

PRAIRIE INSTITUTIONAL FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                         U.S. GOVERNMENT  U.S. GOVERNMENT   TREASURY PRIME       CASH             CASH
                         SECURITIES CASH  SECURITIES CASH   CASH MANAGEMENT   MANAGEMENT       MANAGEMENT
                         MANAGEMENT FUND  MANAGEMENT FUND        FUND            FUND             FUND
                         --------------- ------------------ --------------- -------------- ------------------
                         FOR THE PERIOD                     FOR THE PERIOD  FOR THE PERIOD
                          FROM JUNE 1,                      FROM MARCH 22,   FROM JULY 1,
                          1995 THROUGH   FOR THE YEAR ENDED  1995 THROUGH    1995 THROUGH  FOR THE YEAR ENDED
                          DECEMBER 31,        MAY 31,        DECEMBER 31,    DECEMBER 31,       JUNE 30,
                             1995(A)            1995            1995(B)        1995(A)            1995
                         --------------- ------------------ --------------- -------------- ------------------
INVESTMENT INCOME:
Interest Income.........   $17,275,666      $25,222,014       $1,364,594     $12,568,427      $15,728,576
                           -----------      -----------       ----------     -----------      -----------
Expenses:
 Advisory fees..........       645,155        1,388,345           50,405         428,914          793,104
 Administration fees....       445,948          280,584           37,804         321,686          212,319
 Service Plan fees
  (Service Shares)......        56,289            4,987           38,892          73,857            4,441
 Custodian fees and
  expenses..............        81,041           52,283           42,386          68,908           68,943
 Registration fees......         3,430           83,301            3,693          19,428           54,803
 Legal and audit fees...        22,812           82,193           18,638          33,180           62,493
 Amortization of
  organization
  expenses..............        14,413           11,079           12,559          13,095           12,954
 Transfer agent fees and
  expenses..............        12,300                            12,882          10,560           17,855
 Reports to
  shareholders..........        12,838            9,301           19,437          11,592           13,114
 Trustees' fees.........         6,670            4,990              625           6,912            4,608
 Other expenses.........        21,361           48,122            2,042          13,845           44,768
                           -----------      -----------       ----------     -----------      -----------
                             1,322,257        1,965,185          239,363       1,001,977        1,289,402
 Less: Expense
  reimbursements........      (224,593)        (312,740)        (107,023)       (177,520)        (267,419)
                           -----------      -----------       ----------     -----------      -----------
                             1,097,664        1,652,445          132,340         824,457        1,021,983
                           -----------      -----------       ----------     -----------      -----------
   NET INVESTMENT
    INCOME..............    16,178,002       23,569,569        1,232,254      11,743,970       14,706,593
                           -----------      -----------       ----------     -----------      -----------
REALIZED GAINS (LOSSES)
 ON INVESTMENT
 TRANSACTIONS:
 Net realized gains
  (losses) on investment
  transactions..........         4,517         (482,586)          (2,000)         (4,009)      (1,706,625)
                           -----------      -----------       ----------     -----------      -----------
NET INCREASE IN NET
 ASSETS RESULTING FROM
 OPERATIONS.............   $16,182,519      $23,086,983       $1,230,254     $11,739,961      $12,999,968
                           ===========      ===========       ==========     ===========      ===========

--------
(a)Effective June 1, 1995 and July 1, 1995, the Funds changed their fiscal year ends from May 31 and June 30, respectively, to December 31.
(b)Commencement of operations.

                       See Notes to Financial Statements.

PRAIRIE INSTITUTIONAL FUNDS
U.S. GOVERNMENT SECURITIES CASH MANAGEMENT FUND
-------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                         FOR THE PERIOD ENDED FOR THE YEAR ENDED FOR THE YEAR ENDED
                         DECEMBER 31, 1995(1)    MAY 31, 1995       MAY 31, 1994
                         -------------------- ------------------ ------------------
INCREASE IN NET ASSETS
 RESULTING FROM
 OPERATIONS:
 Net investment income..   $    16,178,002     $    23,569,569     $   12,751,537
 Net realized gains
  (losses) from
  investment
  transactions..........             4,517            (482,586)           (42,640)
                           ---------------     ---------------     --------------
   NET INCREASE IN NET
    ASSETS RESULTING
    FROM OPERATIONS.....        16,182,519          23,086,983         12,708,897
                           ---------------     ---------------     --------------
DIVIDENDS TO
 SHAREHOLDERS FROM NET
 INVESTMENT INCOME:
  Institutional Shares..       (15,014,802)        (23,456,426)       (12,751,537)
  Service Shares........        (1,163,200)           (113,143)                --
                           ---------------     ---------------     --------------
   TOTAL DIVIDENDS TO
    SHAREHOLDERS........       (16,178,002)        (23,569,569)       (12,751,537)
                           ---------------     ---------------     --------------
FUND SHARE TRANSACTIONS
 (AT $1.00 PER SHARE):
 Net proceeds from
  shares sold...........     2,081,961,762       3,284,015,157      4,379,511,392
 Dividends reinvested...           785,116           1,824,905            563,903
 Cost of shares re-
  deemed................    (2,029,306,950)     (3,207,041,446)    (4,230,925,537)
                           ---------------     ---------------     --------------
   NET INCREASE IN NET
    ASSETS FROM FUND
    SHARE TRANSACTIONS
    (NOTE 3)............        53,439,928          78,798,616        149,149,758
                           ---------------     ---------------     --------------
    TOTAL INCREASE IN
     NET ASSETS.........        53,444,445          78,316,030        149,107,118
NET ASSETS:
 Beginning of period....       491,950,001         413,633,971        264,526,853
                           ---------------     ---------------     --------------
 End of period..........   $   545,394,446     $   491,950,001     $  413,633,971
                           ===============     ===============     ==============

--------
(1) For the period June 1, 1995 through December 31, 1995. Effective June 1, 1995, the Fund changed its fiscal year end from May 31 to December 31.

                      See Notes to Financial Statements.

PRAIRIE INSTITUTIONAL FUNDS
TREASURY PRIME CASH MANAGEMENT FUND
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           FOR THE PERIOD ENDED
                                                           DECEMBER 31, 1995(A)
                                                           --------------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
 Net investment income....................................    $   1,232,254
 Net realized losses from investment transactions.........           (2,000)
                                                              -------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...        1,230,254
                                                              -------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
  Institutional Shares....................................         (497,768)
  Service Shares..........................................         (734,486)
                                                              -------------
   Total Dividends to Shareholders........................       (1,232,254)
                                                              -------------
FUND SHARE TRANSACTIONS (AT $1.00 PER SHARE):
 Net proceeds from shares sold............................      393,556,208
 Dividends reinvested.....................................          434,305
 Cost of shares redeemed..................................     (249,420,934)
                                                              -------------
   NET INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS
    (NOTE 3)..............................................      144,569,579
                                                              -------------
    TOTAL INCREASE IN NET ASSETS..........................      144,567,579
NET ASSETS:
 Beginning of period......................................              --
                                                              -------------
 End of period............................................    $ 144,567,579
                                                              =============

--------
(a) For the period March 22, 1995 (commencement of operations) through December 31, 1995.

                       See Notes to Financial Statements.

PRAIRIE INSTITUTIONAL FUNDS
CASH MANAGEMENT FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                         FOR THE PERIOD ENDED FOR THE YEAR ENDED FOR THE YEAR ENDED
                         DECEMBER 31, 1995(1)   JUNE 30, 1995      JUNE 30, 1994
                         -------------------- ------------------ ------------------
INCREASE IN NET ASSETS
 RESULTING FROM
 OPERATIONS:
 Net investment income..   $    11,743,970     $    14,706,593     $    8,493,966
 Net realized losses
  from investment
  transactions..........            (4,009)         (1,706,625)          (136,023)
                           ---------------     ---------------     --------------
   NET INCREASE IN NET
    ASSETS RESULTING
    FROM OPERATIONS.....        11,739,961          12,999,968          8,357,943
                           ---------------     ---------------     --------------
DIVIDENDS TO
 SHAREHOLDERS FROM NET
 INVESTMENT INCOME:
  Institutional Shares..       (10,179,235)        (14,606,645)        (8,493,966)
  Service Shares........        (1,564,735)            (99,948)                --
                           ---------------     ---------------     --------------
   TOTAL DIVIDENDS TO
    SHAREHOLDERS........       (11,743,970)        (14,706,593)        (8,493,966)
                           ---------------     ---------------     --------------
FUND SHARE TRANSACTIONS
 (AT $1.00 PER SHARE):
 Net proceeds from
  shares sold...........     1,257,882,248       1,539,582,005      2,167,517,783
 Dividends reinvested...           985,906           1,362,169            654,107
 Cost of shares
  redeemed..............    (1,078,572,576)     (1,454,140,686)    (2,099,928,742)
                           ---------------     ---------------     --------------
   NET INCREASE IN NET
    ASSETS FROM FUND
    SHARE TRANSACTIONS
    (NOTE 3)............       180,295,578          86,803,488         68,243,148
                           ---------------     ---------------     --------------
Increase due to capital
 contribution from
 affiliate of Investment
 Adviser
 (Note 4(d))............                --           1,668,500                 --
                           ---------------     ---------------     --------------
    TOTAL INCREASE IN
     NET ASSETS.........       180,291,569          86,765,363         68,107,125
NET ASSETS:
 Beginning of period....       330,585,287         243,819,924        175,712,799
                           ---------------     ---------------     --------------
 End of period..........   $   510,876,856     $   330,585,287     $  243,819,924
                           ===============     ===============     ==============

--------
(1)For the period from July 1, 1995 through December 31, 1995. Effective July 1, 1995, the Fund changed its fiscal year end from June 30 to December 31.

                       See Notes to Financial Statements.

PRAIRIE INSTITUTIONAL FUNDS
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

NOTE 1--GENERAL

  Prairie Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "Act") as an open-end management investment company. At December 31, 1995, the Trust was comprised of four separate investment portfolios as follows: Cash Management Fund, Municipal Cash Management Fund, Treasury Prime Cash Management Fund and U.S. Government Securities Cash Management Fund. The accompanying financial statements relate only to the Cash Management Fund, Treasury Prime Cash Management Fund and U.S. Government Securities Cash Management Fund (collectively, the "Funds"). As of December 31, 1995, the Municipal Cash Management Fund had not yet commenced operations.

  The Funds each offer two classes of shares, Institutional Shares and Service Shares. Institutional Shares and Service Shares are substantially the same except that Service Shares are subject to fees payable under a Service Plan adopted pursuant to Rule 12b-1 under the Act (the "Service Plan") at an annual rate of 0.25% of the average daily net asset value of the outstanding Service Shares.

  At a shareholder meeting of the First Prairie U.S. Treasury Securities Cash Management Fund (the "Treasury Predecessor Fund") held on December 21, 1994, the shareholders approved an Agreement and Plan of Exchange pursuant to which the Treasury Predecessor Fund transferred all of its assets and liabilities to the U.S. Government Securities Cash Management Fund. In exchange for the assets and liabilities, the U.S. Government Securities Cash Management Fund issued Institutional Shares to the shareholders of the Treasury Predecessor Fund equal in value to shares held by such shareholders immediately prior to the exchange. This exchange took place on January 17, 1995, at which time the shareholders of the Treasury Predecessor Fund received a pro rata distribution of 431,159,110 Institutional Shares of the U.S. Government Securities Cash Management Fund having a net asset value of $430,731,675.

  At a shareholder meeting of First Prairie Cash Management Fund (the "Predecessor Fund") held on December 21, 1994, the shareholders approved an Agreement and Plan of Exchange pursuant to which the Predecessor Fund transferred all of its assets and liabilities to the Cash Management Fund. In exchange for the assets and liabilities, the Cash Management Fund issued Institutional Shares to the shareholders of the Predecessor Fund equal in value to shares held by such shareholders immediately prior to the exchange. This exchange took place on January 17, 1995 at which time the shareholders of the Predecessor Fund received a pro rata distribution of 263,124,343 Institutional Shares of the Cash Management Fund having a net asset value of $262,954,610.

  First Chicago Investment Management Company ("FCIMCO"), a wholly-owned subsidiary of The First National Bank of Chicago ("FNBC"), serves as each Fund's investment adviser and administrator. FCIMCO has engaged Concord Holding Corporation ("Concord"), a wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS"), to serve as the Funds' sub-administrator. Concord Financial Group, Inc., a wholly-owned subsidiary of BISYS, serves as the principal underwriter and distributor of each Fund's shares.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. These principles require management to make estimates and assumptions that affect the reported amounts of assets and

PRAIRIE INSTITUTIONAL FUNDS
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)
-------------------------------------------------------------------------------

liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  (a) Portfolio Valuation: Investments of the Funds are valued at either amortized cost, which approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds generally may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

  (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and when appropriate, discounts on investments, is earned from settlement date and recognized on the accrual basis.

  The U.S. Government Securities Cash Management Fund and Cash Management Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by FCIMCO, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the purchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its purchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

  (c) Dividends to shareholders: Each Fund's dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are normally declared annually and paid annually, but each Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code (the "Code"). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each Fund not to distribute such gains.

  (d) Federal income taxes: It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes. At December 31, 1995, the U.S. Government Securities Cash Management Fund had unused capital loss carryovers of approximately $525,000, which are available for Federal income tax purposes to be applied against future net capital gains, if any, realized subsequent to December 31, 1995. If not applied, $7,000 of the carryover expires in 2001, $460,000 expires in 2002 and $58,000 expires in 2003. At December 31, 1995, the Treasury Prime Cash Management Fund had unused capital loss carryovers of approximately $2,000, which are available for Federal income tax purposes to be applied against future net capital gains, if any, realized subsequent to December 31, 1995. If not applied, $2,000 of the carryover expires in 2003. At December 31, 1995, the Cash Management Fund had unused capital loss carryovers of approximately

PRAIRIE INSTITUTIONAL FUNDS
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)
-------------------------------------------------------------------------------

$201,000 available for Federal income tax purposes to be applied against future net capital gains, if any, realized subsequent to December 31, 1995. The carryover does not include net realized securities losses from November 1, 1995 through December 31, 1995 which are treated, for Federal income tax purposes, as arising in fiscal 1996. If not applied, $19,000 of the carryover expires in 2001, $151,000 expires in 2002 and $31,000 expires in 2003.

  (e) Expenses: Expenses directly attributable to a Fund are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among them on the basis of relative net assets. Fund expenses directly attributable to a class of shares are charged to that class; expenses which are applicable to all classes are allocated among them.

NOTE 3--FUND SHARE TRANSACTIONS

  Transactions in shares of the Funds are summarized below (at $1.00 per share):

                                                                         TREASURY PRIME
                                  U.S. GOVERNMENT SECURITIES             CASH MANAGEMENT
                                     CASH MANAGEMENT FUND                     FUND
                         ----------------------------------------------  ---------------
                         FOR THE PERIOD                                  FOR THE PERIOD
                          JUNE 1, 1995           FOR THE YEAR            MARCH 22, 1995
                            THROUGH              ENDED MAY 31,               THROUGH
                          DECEMBER 31,   ------------------------------   DECEMBER 31,
                            1995(1)           1995            1994           1995(2)
                         --------------  --------------  --------------  ---------------
Institutional Shares:
 Shares issued..........  1,915,896,446   3,256,766,429   4,379,511,392    206,294,412
 Dividends reinvested...        784,723       1,824,654         563,903        433,330
 Shares redeemed........ (1,902,575,044) (3,196,512,306) (4,230,925,537)  (192,719,213)
                         --------------  --------------  --------------   ------------
 Net increase...........     14,106,125      62,078,777     149,149,758     14,008,529
                         ==============  ==============  ==============   ============
Service Shares:
 Shares issued..........    166,065,316      27,248,728              --    187,261,796
 Dividends reinvested...            393             251              --            975
 Shares redeemed........   (126,731,906)    (10,529,140)             --    (56,701,721)
                         --------------  --------------  --------------   ------------
 Net increase...........     39,333,803      16,719,839              --    130,561,050
                         ==============  ==============  ==============   ============
Net increase in Fund....     53,439,928      78,798,616     149,149,758    144,569,579
                         ==============  ==============  ==============   ============

                                                CASH MANAGEMENT
                                                      FUND
                                   --------------------------------------------
                                     FOR THE
                                      PERIOD
                                   JULY 1, 1995          FOR THE YEAR
                                     THROUGH             ENDED MAY 31,
                                     DECEMBER    ------------------------------
                                   31, 1995(1)        1995            1994
                                   ------------  --------------  --------------
Institutional Shares:
 Shares issued....................  930,307,164   1,491,127,430   2,167,517,783
 Dividends reinvested.............      985,563       1,361,860         654,107
 Shares redeemed.................. (861,416,587) (1,417,064,383) (2,099,928,742)
                                   ------------  --------------  --------------
 Net increase.....................   69,876,140      75,424,907      68,243,148
                                   ============  ==============  ==============
Service Shares:
 Shares issued....................  327,575,084      48,454,575              --
 Dividends reinvested.............          343             309              --
 Shares redeemed.................. (217,155,989)    (37,076,303)             --
                                   ------------  --------------  --------------
 Net increase.....................  110,419,438      11,378,581              --
                                   ============  ==============  ==============
Net increase in Fund..............  180,295,578      86,803,488      68,243,148
                                   ============  ==============  ==============

(1) Effective June 1, 1995 and July 1, 1995, the Funds changed their fiscal year ends from May 31 and June 30, respectively, to December 31.
(2) Commencement of operations.

NOTE 4--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFIILIATES

  (a) The Trust has an Investment Advisory Agreement with FCIMCO pursuant to which FCIMCO has agreed to provide the day-to-day management of each of the Fund's investments for an advisory fee at an annual rate of 0.20% of each Fund's average daily net assets.

  The Trust has an Administration Agreement with FCIMCO pursuant to which FCIMCO has agreed to assist in all aspects of each Fund's operations for an administration fee at an annual rate of 0.15% of each Fund's average daily net assets. In addition, FCIMCO has engaged Concord to assist in providing certain administrative services to each Fund pursuant to a Master Sub-Administration Agreement between FCIMCO and Concord. FCIMCO has agreed to pay Concord a fee from its own administration fee on a monthly basis.

  For the period June 1, 1995 through December 31, 1995 for the U.S. Government Securities Cash Management Fund, the period March 22, 1995 (commencement of operations) through December 31, 1995 for the Treasury Prime Cash Management Fund and the period July 1, 1995 through December 31, 1995 for the Cash Management Fund, FCIMCO agreed to limit each Fund's expenses to an annual amount not to exceed 0.35% of average daily net assets for Institutional Shares and 0.60% of average daily net assets for Service Shares. As a result, The U.S. Government Securities Cash Management Fund, Treasury Prime Cash Management Fund and Cash Management Fund were reimbursed expenses of $224,593, $107,023 and $177,520, respectively.

PRAIRIE INSTITUTIONAL FUNDS
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)
-------------------------------------------------------------------------------


  (b) The Trust has adopted a Service Plan pursuant to Rule 12b-1 under the Act. Under the terms of the Service Plan, each Fund pays the Distributor an annual fee of 0.25% of the average daily net assets of the outstanding Service Shares for advertising, marketing and distributing each Fund's Service Shares and for the provision of certain services to the holders of Service Shares. The Distributor may make payments to others, including FCIMCO, FNBC and their affiliates, for the provision of these services. For the period June 1, 1995 through December 31, 1995, the U.S. Government Securities Cash Management Fund paid fees under the Service Plan in the amount of $56,289. For the period March 22, 1995 (commencement of operations) through December 31, 1995, the Treasury Prime Cash Management Fund paid fees under the Service Plan in the amount of $38,892. For the period July 1, 1995 (initial offering of Service Shares) through December 31, 1995, the Cash Management Fund paid fees under the Service Plan in the amount of $73,857. Of these amounts, the following was paid to the Distributor and FCIMCO and its affiliates:

                                                              AMOUNT PAID TO
                                            AMOUNT PAID TO        FCIMCO
                                            THE DISTRIBUTOR AND ITS AFFILIATES
                                            --------------- ------------------
U.S. Government Securities Cash Management
 Fund......................................       $19            $56,270
Treasury Prime Cash Management Fund........        25             38,867
Cash Management Fund.......................        16             73,841

  (c) The Fund's pay each Trustee a pro-rata share of the aggregate fixed annual fee of $25,000 and an attendance fee of $1,000 per meeting for all of the Funds in the Prairie Family of Funds.

  (d) During the year ended June 30, 1995, an affiliate of FCIMCO purchased securities from the Cash Management Fund at an amount in excess of the securities' fair market value. The Cash Management Fund recorded a realized loss on these sales in the amount of $1,668,500 and the Cash Management Fund recorded an offsetting capital contribution from the affiliate. As a result of varying treatment for book and tax purposes, the capital contribution was reclassified from additional paid-in-capital to accumulated net realized losses in the Statement of Assets and Liabilities.

NOTE 5--MERGER AND SUBSEQUENT EVENT

  On December 1, 1995, FCIMCO's ultimate parent company, First Chicago Corporation, merged with NBD Bancorp, Inc., with the combined company renamed First Chicago NBD Corporation (FCNBD). FCNBD has now begun the process of reorganizing their proprietary mutual funds: Prairie Funds, Prairie Institutional Funds and The Woodward Funds (whose investment adviser is NBD Bank, a wholly owned subsidiary of NBD Bancorp, Inc., which in turn is a wholly owned subsidiary of FCNBD).

  On February 20, 1996, the Board of Trustees of The Woodward Funds and the Board of Trustees of Prairie Funds and Prairie Institutional Funds approved Reorganization Agreements which are subject to shareholder approval. The expenses incurred in connection with entering into and carrying out provisions of the Reorganization Agreements, whether or not the transactions contemplated thereby are consummated, will be paid by FCNBD. The reorganization is intended to be effected on a tax-free basis, so that none of the Fund's shareholders will recognize taxable gains or losses as a result of the reorganization.

  A proxy statement/prospectus describing the reorganization and the reasons therefore will be sent to shareholders.

PRAIRIE INSTITUTIONAL FUNDS
U.S. GOVERNMENT SECURITIES CASH MANAGEMENT FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                              FOR THE PERIOD   FOR THE YEAR      FOR THE PERIOD
                                  ENDED        ENDED MAY 31,         ENDED
                               DECEMBER 31,  ------------------     MAY 31,
                                 1995(1)       1995      1994       1993(2)
                              -------------- --------  --------  --------------
INSTITUTIONAL SHARES:
 NET ASSET VALUE, BEGINNING
  OF PERIOD..................    $ 0.9989    $ 0.9999  $ 1.0000     $ 1.0000
                                 --------    --------  --------     --------
 Income from investment oper-
  ations:
   Net investment income.....      0.0320      0.0492    0.0302       0.0319
   Net realized gains
    (losses) from
    investments..............      0.0001     (0.0010)  (0.0001)          --
                                 --------    --------  --------     --------
    Total income from
     investment operations...      0.0321      0.0482    0.0301       0.0319
                                 --------    --------  --------     --------
 Less dividends:
   From net investment
    income...................     (0.0320)    (0.0492)  (0.0302)     (0.0319)
                                 --------    --------  --------     --------
 Net change in net asset val-
  ue.........................      0.0001     (0.0010)  (0.0001)          --
                                 --------    --------  --------     --------
 NET ASSET VALUE, END OF PE-
  RIOD.......................    $ 0.9990    $ 0.9989  $ 0.9999     $ 1.0000
                                 ========    ========  ========     ========
TOTAL RETURN.................        3.24%++     5.03%     3.06%        3.25%+
RATIOS/SUPPLEMENTAL DATA:
 Ratio of expenses to average
  net assets.................        0.35%+      0.34%     0.30%        0.02%+
 Ratio of net investment
  income to average net
  assets.....................        5.46%+      4.94%     3.02%        3.10%+
 Ratio of expenses to average
  net assets*................        0.42%+      0.41%     0.41%        0.49%+
 Ratio of net investment
  income to average net
  assets*....................        5.39%+      4.87%     2.91%        2.63%+
 Net assets, end of period
  (000's omitted)............    $489,395    $475,248  $413,634     $264,527

--------
(1) For the period June 1, 1995 through December 31, 1995. Effective June 1, 1995, the Fund changed its fiscal year end from May 31 to December 31.
(2) For the period June 2, 1992 (commencement of operations) through May 31,
    1993.
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 + Annualized.
++ Not annualized.

                      See Notes to Financial Statements.

PRAIRIE INSTITUTIONAL FUNDS
U.S. GOVERNMENT SECURITIES CASH MANAGEMENT FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS--(CONTINUED)
-------------------------------------------------------------------------------

                                                  FOR THE PERIOD FOR THE PERIOD
                                                      ENDED          ENDED
                                                   DECEMBER 31,     MAY 31,
                                                     1995(1)        1995(2)
                                                  -------------- --------------
SERVICE SHARES:
 NET ASSET VALUE, BEGINNING OF PERIOD............    $ 0.9989       $ 1.0000
                                                     --------       --------
 Income from investment operations:
   Net investment income.........................      0.0305         0.0199
   Net realized gains (losses) from investments..      0.0001        (0.0011)
                                                     --------       --------
    Total income from investment operations......      0.0306         0.0188
                                                     --------       --------
 Less dividends:
   From net investment income....................     (0.0305)       (0.0199)
                                                     --------       --------
 Net change in net asset value...................      0.0001        (0.0011)
                                                     --------       --------
 NET ASSET VALUE, END OF PERIOD..................    $ 0.9990       $ 0.9989
                                                     ========       ========
TOTAL RETURN.....................................        3.09%++        2.01%++
RATIOS/SUPPLEMENTAL DATA:
 Ratio of expenses to average net assets.........        0.60%+         0.57%+
 Ratio of net investment income to average net
  assets.........................................        5.17%+         5.48%+
 Ratio of expenses to average net assets*........        0.69%+         0.66%+
 Ratio of net investment income to average net
  assets*........................................        5.08%+         5.39%+
 Net assets, end of period (000's omitted).......    $ 56,000       $ 16,702

--------
(1) For the period June 1, 1995 through December 31, 1995. Effective June 1, 1995, the Fund changed its fiscal year end from May 31 to December 31.
(2) For the period January 17, 1995 (initial offering date of Service Shares) through May 31, 1995.
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 + Annualized.
 ++ Not annualized.

                      See Notes to Financial Statements.

PRAIRIE INSTITUTIONAL FUNDS
TREASURY PRIME CASH MANAGEMENT FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS--(CONTINUED)
-------------------------------------------------------------------------------

                                                                  FOR THE PERIOD
                                                                      ENDED
                                                                   DECEMBER 31,
                                                                     1995(1)
                                                                  --------------
INSTITUTIONAL SHARES:
 NET ASSET VALUE, BEGINNING OF PERIOD............................    $ 1.0000
                                                                     --------
 Income from investment operations:
   Net investment income.........................................      0.0399
                                                                     --------
 Less dividends:
   From net investment income....................................     (0.0399)
                                                                     --------
 Net change in net asset value...................................          --
                                                                     --------
 NET ASSET VALUE, END OF PERIOD..................................    $ 1.0000
                                                                     ========
TOTAL RETURN.....................................................        4.06%++
RATIOS/SUPPLEMENTAL DATA:
 Ratio of expenses to average net assets.........................        0.35%+
 Ratio of net investment income to average net assets............        5.16%+
 Ratio of expenses to average net assets*........................        1.23%+
 Ratio of net investment income to average net assets*...........        4.28%+
 Net assets, end of period (000's omitted).......................    $ 14,008

--------
(1) For the period March 22, 1995 (commencement of operations) through December 31, 1995.
 * During the period, certain fees were voluntarily reimbursed. If such voluntary fee reimbursements had not occurred, the ratios would have been as indicated.
 + Annualized.
++ Not annualized.

                      See Notes to Financial Statements.

PRAIRIE INSTITUTIONAL FUNDS
TREASURY PRIME CASH MANAGEMENT FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS--(CONTINUED)
-------------------------------------------------------------------------------

                                                                  FOR THE PERIOD
                                                                      ENDED
                                                                   DECEMBER 31,
                                                                     1995(1)
                                                                  --------------
SERVICE SHARES:
 NET ASSET VALUE, BEGINNING OF PERIOD............................    $ 1.0000
                                                                     --------
 Income from investment operations:
   Net investment income.........................................      0.0380
                                                                     --------
 Less dividends:
   From net investment income....................................     (0.0380)
                                                                     --------
 Net change in net asset value...................................          --
                                                                     --------
 NET ASSET VALUE, END OF PERIOD..................................    $ 1.0000
                                                                     ========
TOTAL RETURN.....................................................        3.86%++
RATIOS/SUPPLEMENTAL DATA:
 Ratio of expenses to average net assets.........................        0.60%+
 Ratio of net investment income to average net assets............        4.72%+
 Ratio of expenses to average net assets*........................        0.74%+
 Ratio of net investment income to average net assets*...........        4.58%+
 Net assets, end of period (000's omitted).......................    $130,559

--------
(1) For the period March 22, 1995 (commencement of operations) through December 31, 1995.
 * During the period, certain fees were voluntarily reimbursed. If such voluntary fee reimbursements had not occurred, the ratios would have been as indicated.
 + Annualized.
++ Not annualized.


                      See Notes to Financial Statements.

PRAIRIE INSTITUTIONAL FUNDS
CASH MANAGEMENT FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS--(CONTINUED)
-------------------------------------------------------------------------------

                                                 FOR THE
                             FOR THE PERIOD    YEAR ENDED        FOR THE PERIOD
                                 ENDED          JUNE 30,             ENDED
                              DECEMBER 31,  -------------------     JUNE 30,
                                1995(1)       1995       1994       1993(2)
                             -------------- --------   --------  --------------
INSTITUTIONAL SHARES:
 NET ASSET VALUE, BEGINNING
  OF PERIOD.................    $ 0.9994    $ 0.9993   $ 0.9999     $ 1.0000
                                --------    --------   --------     --------
 Income from investment
  operations:
   Net investment income....      0.0277      0.0507     0.0333       0.0297
   Net realized gains
    (losses) from
    investments.............      0.0002     (0.0059)   (0.0006)     (0.0001)
                                --------    --------   --------     --------
    Total income from
     investment operations..      0.0279      0.0448     0.0327       0.0296
                                --------    --------   --------     --------
 Less dividends:
   From net investment
    income..................     (0.0277)    (0.0507)   (0.0333)     (0.0297)
                                --------    --------   --------     --------
 Increase due to capital
  contribution from
  affiliate of Investment
  Adviser (Note 3(d)).......          --      0.0060         --           --
                                --------    --------   --------     --------
 Net change in net asset
  value.....................      0.0002      0.0001    (0.0006)     (0.0001)
                                --------    --------   --------     --------
 NET ASSET VALUE, END OF
  PERIOD....................    $ 0.9996    $ 0.9994   $ 0.9993     $ 0.9999
                                ========    ========   ========     ========
TOTAL RETURN................        2.80%++     5.19%*     3.38%        3.25%+
RATIOS/SUPPLEMENTAL DATA:
 Ratio of expenses to
  average net assets........        0.35%+      0.35%      0.31%        0.05%+
 Ratio of net investment
  income to average net
  assets....................        5.51%+      5.11%      3.33%        3.19%+
 Ratio of expenses to
  average net assets**......        0.43%+      0.44%      0.43%        0.56%+
 Ratio of net investment
  income to average net
  assets**..................        5.43%+      5.02%      3.21%        2.68%+
 Net assets, end of period
  (000's omitted)...........    $389,127    $319,214   $243,820     $175,713

--------
(1) For the period July 1, 1995 through December 31, 1995. Effective July 1, 1995, the Fund changed its fiscal year end from June 30 to December 31.
(2) For the period July 30, 1992 (commencement of operations) through June 30, 1993.
 * Had the Portfolio not had a capital contribution by an affiliate of the Investment Adviser during the period, the total return would have been 4.51% (See Note 4(d) to Financial Statements).
** During the period, certain fees were voluntarily reduced and/or reimbursed.
   If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 + Annualized.
++ Not annualized.


                      See Notes to Financial Statements.

PRAIRIE INSTITUTIONAL FUNDS
CASH MANAGEMENT FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS--(CONTINUED)
-------------------------------------------------------------------------------

                                                  FOR THE PERIOD FOR THE PERIOD
                                                      ENDED          ENDED
                                                   DECEMBER 31,     JUNE 30,
                                                     1995(1)        1995(2)
                                                  -------------- --------------
SERVICE SHARES:
 NET ASSET VALUE, BEGINNING OF PERIOD............    $ 0.9994       $ 1.0000
                                                     --------       --------
 Income from investment operations:
   Net investment income.........................      0.0264         0.0245
   Net realized gains (losses) from investments..      0.0002        (0.0006)
                                                     --------       --------
    Total income from investment operations......      0.0266         0.0239
                                                     --------       --------
 Less dividends:
   From net investment income....................     (0.0264)       (0.0245)
                                                     --------       --------
 Net change in net asset value...................      0.0002        (0.0006)
                                                     --------       --------
 NET ASSET VALUE, END OF PERIOD..................    $ 0.9996       $ 0.9994
                                                     ========       ========
TOTAL RETURN.....................................        2.68%++        2.47%++
RATIOS/SUPPLEMENTAL DATA:
 Ratio of expenses to average net assets.........        0.60%+         0.60%+
 Ratio of net investment income to average net
  assets.........................................        5.25%+         5.46%+
 Ratio of expenses to average net assets*........        0.69%+         0.71%+
 Ratio of net investment income to average net
  assets*........................................        5.16%+         5.35%+
 Net assets, end of period (000's omitted).......    $121,750       $ 11,372

--------
(1) For the period July 1, 1995 through December 31, 1995. Effective June 1, 1995, the Fund changed its ficsal year end from June 30 to December 31.
(2) For the period January 17, 1995 (initial offering date of Service Shares) through June 30, 1995.
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated.
 + Annualized.
++ Not annualized.

                      See Notes to Financial Statements.

PRAIRIE INSTITUTIONAL FUNDS
-------------------------------------------------------------------------------
REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS
-------------------------------------------------------------------------------

PRAIRIE INSTITUTIONAL FUNDS THE BOARD OF TRUSTEES AND SHAREHOLDERS

  We have audited the accompanying statements of asset and liabilities, including the portfolios of investments, of Prairie Institutional Funds (comprising, respectively, the U.S. Government Securities Cash Managment, Treasury Prime Cash Management and Cash Management Funds) (the "Fund") as of December 31, 1995 and the related statements of operations for the periods then ended, and the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1995 by correspondence with the custodians and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the Prairie Institutional Funds at December 31, 1995, the results of their operations for the periods then ended, and the changes in their net assets and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.

                                                                           LOGO

New York, New York February 22, 1996

PRAIRIE INSTITUTIONAL FUNDS
-------------------------------------------------------------------------------
RESULTS OF SPECIAL SHAREHOLDER
MEETING (UNAUDITED):
-------------------------------------------------------------------------------


  On November 28, 1995, a special meeting of the shareholders of Prairie Institutional Funds was held to consider the approval of a new Investment Management agreement between the Funds and First Chicago Investment Management Company.

  The shareholders approved the new Investment Management Agreement with respect to each Fund as follows:

                   PORTFOLIO                      IN FAVOR   OPPOSED  ABSTAIN
                   ---------                      --------   -------  -------
U.S. Government Securities Cash Management Fund  268,544,652       0    196,765
Treasury Prime Cash Management Fund                7,658,819       0          0
Cash Management Fund                             272,674,617 313,088 23,536,693

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